Summary of Significant Accounting Policies - Summary of changes in fair value (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 29, 2019	Jun. 30, 2018	Jun. 29, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance			$ 1,918	$ 550	$ 550	$ 165	$ 0
Fair value of warrants issued during the period			0	248	248	0	165
Change in fair value of warrant liability	$ 11,744	$ 130	12,503	259	1,120	385	0
Reclassification of warrant liability to additional paid-in capital in connection with the IPO			(14,421)	0
Ending balance	$ 0	$ 1,057	$ 0	$ 1,057	$ 1,918	$ 550	$ 165